Business Combination - Narrative (Details) $ / shares in Units, $ in Thousands			3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 22, 2023 USD ($) $ / shares shares	May 10, 2021 $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Aug. 24, 2023
Reverse Recapitalization [Line Items]
Recapitalization exchange ratio	3.06					3.06
Funds held in trust, amount	$ 21,400
Cash received from operating cash account	200
Transaction costs related to the Business Combination			$ 18,178	$ 18,178	$ 17,173
Additional Paid-In Capital
Reverse Recapitalization [Line Items]
Transaction costs related to the Business Combination					$ 17,173
Post-Closing Convertible Notes | Convertible Debt
Reverse Recapitalization [Line Items]
Aggregate principal amount	528,600
Sponsor
Reverse Recapitalization [Line Items]
Proceeds from sale of common stock	$ 17,000
Issuance of common stock for options exercised (in shares) | shares	1,700,000
Aurora Acquisition Corp
Reverse Recapitalization [Line Items]
Sponsor agreement, forfeiture by sponsor upon closing of private warrants		50.00%
Sponsor locked up shares percentage		20.00%
Aurora Acquisition Corp | Release Of Shares Scenario When Price Per Share Of Class Common Stock Exceeds 12.50
Reverse Recapitalization [Line Items]
Threshold number of specified trading days for release of sponsor shares		20 days
Threshold number of specified consecutive trading days for stock price trigger considered for release of sponsor shares		30 days
The minimum trading price for the reporting entity's stock which must be achieved as a condition to release shares | $ / shares		$ 12.50
Aurora Acquisition Corp | Release Of Shares Scenario When Price Per Share Of Class Common Stock Exceeds 15.00
Reverse Recapitalization [Line Items]
Threshold number of specified trading days for release of sponsor shares		20 days
Threshold number of specified consecutive trading days for stock price trigger considered for release of sponsor shares		30 days
The minimum trading price for the reporting entity's stock which must be achieved as a condition to release shares | $ / shares		$ 15.00
Aurora Acquisition Corp | Release Of Shares Scenario When Price Per Share Of Class Common Stock Exceeds 17.50
Reverse Recapitalization [Line Items]
Threshold number of specified trading days for release of sponsor shares		20 days
Threshold number of specified consecutive trading days for stock price trigger considered for release of sponsor shares		30 days
The minimum trading price for the reporting entity's stock which must be achieved as a condition to release shares | $ / shares		$ 17.50
Public Warrants | Aurora Acquisition Corp
Reverse Recapitalization [Line Items]
Warrants outstanding (in shares) | shares	6,075,047
Private Warrants | Aurora Acquisition Corp
Reverse Recapitalization [Line Items]
Warrants outstanding (in shares) | shares	3,733,358
Warrants forfeited (in shares) | shares	1,715,014
Warrants forfeited, percent	50.00%
Public Warrants and Private Placement Warrants | Aurora Acquisition Corp | Class A
Reverse Recapitalization [Line Items]
Number of shares per warrant | shares	1
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50
Warrant exercise period condition one	30 days
Public Warrants expiration term	5 years